SCUDDER
                                                                     INVESTMENTS

                              Income Funds I
                              Advisor Classes A, B and C


Prospectus
--------------------------------------------------------------------------------
                               January 1, 2001, as revised May 29, 2001
--------------------------------------------------------------------------------

                              Scudder High Yield Fund

                              Scudder Strategic Income Fund

                              Scudder U.S. Government Securities Fund



      As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

Contents
--------------------------------------------------------------------------------


   How the Funds Work

     4  Scudder High Yield Fund

     8  Scudder Strategic Income Fund

    12  Scudder U.S. Government
        Securities Fund

    16  Other Policies and Risks

    17  Who Manages and Oversees
        the Funds

    19  Financial Highlights



   How to Invest in the Funds

    29  Choosing a Share Class

    34  How to Buy Shares

    35  How to Exchange or Sell
        Shares

    36  Policies You Should Know
        About

    43  Understanding Distributions
        and Taxes

  How the Funds Work

  These funds invest mainly in bonds and other types of debt securities.

  Taken as a group, they represent a spectrum of approaches to investing for income, from a conservative approach that emphasizes preservation of capital to a more aggressive (and more risky) approach that focuses on higher income and total return. Each fund has its own objective.

  Remember that mutual funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency, and you could lose money by investing in them.

--------------------------------------------------------------------------------
                                                 Class A     Class B     Class C

                                 ticker symbol     KHYAX       KHYBX       KHYCX
                                   fund number     008         208         308

  Scudder High Yield Fund
  formerly Kemper High Yield Fund
--------------------------------------------------------------------------------

             The Fund's Main Investment Strategy

             The fund seeks the highest level of current income obtainable from a diversified portfolio of fixed income securities which the fund's investment manager considers consistent with reasonable risk. As a secondary objective, the fund will seek capital gain where consistent with its primary objective.

             The fund invests mainly in lower rated, higher yielding corporate bonds, often called junk bonds. Generally, most are from U.S. issuers, but up to 25% of total assets could be in bonds from foreign issuers.

             In deciding which securities to buy and sell to achieve income and capital appreciation, the portfolio managers analyze securities to determine which appear to offer reasonable risk compared to their potential return. To do this, they rely on extensive independent analysis, favoring the bonds of companies whose credit is gaining strength or whom they believe are unlikely to default.

             Based on their analysis of economic and market trends, the managers may favor bonds from different segments of the economy at different times, while still maintaining variety in terms of the types of bonds, companies and industries represented. For example, the managers typically favor subordinated debt (which has higher risks and may pay higher returns), but may emphasize senior debt if they expect an economic slowdown.

--------------------------------------------------------------------------------
CREDIT QUALITY POLICIES This fund normally invests at least 65% of total assets in junk bonds, which are those rated below the fourth credit grade (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields, have higher volatility and higher risk of default on payments of interest or principal.

             The managers may adjust the duration (a measure of sensitivity to interest rate movements) of the fund's portfolio, depending on their outlook for interest rates.

             The Main Risks of Investing in the Fund

             There are several risk factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

             For this fund, one of the main factors is the economy. Because the companies that issue high yield bonds may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade bonds. This may affect a company, an industry or the high yield market as a whole. In some cases, bonds may decline in credit quality or go into default. This risk is higher with foreign bonds. Foreign markets tend to be more volatile than U.S. markets, for reasons ranging from political and economic uncertainties to poor regulation to a higher risk that essential information may be incomplete or wrong.

             Another factor is market interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. An increase in the portfolio's duration could make the fund more sensitive to this risk.

             Because the economy has a strong impact on corporate bond performance, the fund will tend to perform less well than other types of bond funds when the economy is weak. To the extent that the fund emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

             Other factors that could affect performance include:

             o the managers could be wrong in their analysis of economic trends, issuers, industries or other matters

             o some bonds could be paid off earlier than expected, which could hurt the fund's performance

             o currency fluctuations could cause foreign investments to lose value

             o at times, market conditions might make it hard to value some investments or to get an attractive price for them

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

This fund is designed for investors who can accept risk of loss of principal and are interested in high current income.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B and C shares is May 31, 1994. Performance figures before that date are based on the historical performance of the fund's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B or Class C and the current applicable sales charge of Class B.

Scudder High Yield Fund

--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                      Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:


1990          -12.98
1991           46.84
1992           17.08
1993           20.29
1994           -1.72
1995           17.46
1996           13.49
1997           11.51
1998            1.28
1999            2.39

2000 Total Return as of September 30: -3.91%

Best Quarter: 23.41%, Q1 1991             Worst Quarter -11.77%, Q3 1990



--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------

                        1 Year        5 Years       10 Years    Since Inception*
--------------------------------------------------------------------------------
Class A                 -2.26           8.03         10.04           10.81
--------------------------------------------------------------------------------
Class B                 -1.21           7.94          9.60           10.07
--------------------------------------------------------------------------------
Class C                  1.59           8.12          9.65           10.09
--------------------------------------------------------------------------------
Index                    0.27          12.46         12.47             N/A
--------------------------------------------------------------------------------

Index: Salomon Brothers Long-Term High Yield Bond Index, which measures the total return of high yield bonds with a par value of $50 million or higher and a remaining maturity of ten years or longer.

* Since 1/26/1978. The Index was not in existence on the fund's inception date.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Fee Table                                        Class A    Class B     Class C
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On
Purchases (% of offering price)                   4.50%       None       None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge
(Load) (% of redemption proceeds)                 None*       4.00%      1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                    0.53%       0.53%      0.53%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee**                0.21        1.00       1.00
--------------------------------------------------------------------------------
Other Expenses***                                 0.20        0.28       0.28
--------------------------------------------------------------------------------
Total Annual Operating Expenses                   0.94        1.81       1.81
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Pending shareholder approval, each class's current shareholder services fee previously included under "Other Expenses" will be authorized for payment under a Rule 12b-1 Plan. This prospectus assumes that shareholders approved each Plan. If shareholders do not approve the Plan, the current fee structure will remain in effect.

*** Includes a fixed rate administrative fee of 0.200%, 0.275% and 0.275% for Class A, Class B and Class C shares, respectively.

Information in the table has been restated to reflect a new fixed rate administrative fee.

Based on the figures above, this example is designed to help you compare the expenses of each share class to those of other mutual funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example               1 Year          3 Years         5 Years        10 Years
--------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares          $542            $736            $947          $1,553
--------------------------------------------------------------------------------
Class B shares           584             869           1,180           1,687
--------------------------------------------------------------------------------
Class C shares           284             569             980           2,127
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares          $542            $736            $947          $1,553
--------------------------------------------------------------------------------
Class B shares           184             569             980           1,687
--------------------------------------------------------------------------------
Class C shares           184             569             980           2,127
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   Class A     Class B   Class C

                                 ticker symbol     KSTAX       KSTBX     KSTCX
                                   fund number     010         210       310

  Scudder Strategic Income Fund
  formerly Kemper Strategic Income Fund
--------------------------------------------------------------------------------

             The Fund's Main Investment Strategy

             The fund seeks a high current return. The fund invests mainly in bonds issued by U.S. and foreign corporations and governments. The fund may invest up to 50% of total assets in foreign bonds. The fund may also invest in emerging markets securities and dividend-paying common stocks.

             In deciding which types of securities to buy and sell, the portfolio managers evaluate each major type of security the fund invests in -- U.S. junk bonds, investment-grade corporate bonds, emerging markets securities, foreign government bonds and U.S. government and agency securities. The managers typically consider a number of factors, including the relative attractiveness of different types of securities, the potential impact of interest rate movements, the outlook for various types of foreign bonds (including currency considerations) and the relative yields and risks of bonds of various maturities.

             The managers may shift the proportions of the fund's holdings, favoring different types of securities at different times, while still maintaining variety in terms of the companies and industries represented.

             The managers may adjust the duration (a measure of sensitivity to interest rate movements) of the fund's portfolio, depending on their outlook for interest rates.

--------------------------------------------------------------------------------
CREDIT QUALITY POLICIES The credit quality of the fund's investments may vary; the fund may invest up to 100% of total assets in either investment-grade bonds or in junk bonds, which are those rated below the fourth credit grade (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields, have higher volatility and higher risk of default on payments of interest or principal.

             The Main Risks of Investing in the Fund

             There are several factors that could reduce the yield you get from the fund, cause you to lose money, or make the fund perform less well than other investments.

             For this fund, the main risk factor will vary depending on the fund's weighting of various types of securities. To the extent that it invests in junk bonds, one of the main risk factors is the economy. Because the companies that issue high yield bonds may be in uncertain financial health, the prices of their bonds can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade bonds. In some cases, bonds may decline in credit quality or go into default. Also, negative corporate news may have a significant impact on individual bond prices.

             To the extent that the fund invests in higher quality bonds, it will be more sensitive to interest rate fluctuations. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. An increase in the portfolio's duration could make the fund more sensitive to this risk.

             Foreign securities tend to be more volatile than their U.S. counterparts, for reasons ranging from political and economic uncertainties to a higher risk that essential information may be incomplete or wrong. To the extent the fund emphasizes emerging markets where these risks are greater, it takes on greater risk.

             Other factors that could affect performance include:

             o the managers could be wrong in their analysis of economic trends, issuers, industries or other matters

             o currency fluctuations could cause foreign investments to lose value

             o some bonds could be paid off earlier than expected, which could hurt the fund's performance

             o at times, market conditions might make it hard to value some investments or to get an attractive price for them

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

This fund is designed for investors interested in a bond fund that emphasizes different types of bonds depending on market and economic outlooks.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B and C shares is May 31, 1994. Performance figures before that date are based on the historical performance of the fund's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B or Class C and the current applicable sales charge of Class B.

Scudder Strategic Income Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                      Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1990          -12.60
1991           51.69
1992           17.80
1993           20.88
1994           -3.88
1995           19.67
1996            8.58
1997            8.25
1998            3.79
1999           -0.79


2000 Total Return as of September 30: -3.58%
Best Quarter: 25.07%, Q1 1991                  Worst Quarter -13.54%, Q3 1990


--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------

                        1 Year        5 Years       10 Years    Since Inception*
--------------------------------------------------------------------------------
Class A                 -5.24           6.71          9.67            9.60
--------------------------------------------------------------------------------
Class B                 -4.56           6.50          9.04            8.64
--------------------------------------------------------------------------------
Class C                 -1.57           6.81          9.26            8.89
--------------------------------------------------------------------------------
Index                    2.15           7.61          7.65            8.97
--------------------------------------------------------------------------------

Index: Lehman Brothers Government/Corporate Bond Index, an unmanaged index comprised of intermediate and long-term government and investment-grade corporate debt securities.

*   Since 6/23/1977. Index comparison begins 6/30/1977.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Fee Table                                          Class A    Class B   Class C
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On
Purchases (% of offering price)                     4.50%       None       None
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge
(Load) (% of redemption proceeds)                   None*      4.00%     1.00%
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                      0.56%       0.56%     0.56%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee**                  0.25        1.00      1.00
--------------------------------------------------------------------------------
Other Expenses***                                   0.33        0.38      0.20
--------------------------------------------------------------------------------
Total Annual Operating Expenses                     1.14        1.94      1.76
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Pending shareholder approval, each class's current shareholder services fee previously included under "Other Expenses" will be authorized for payment under a Rule 12b-1 Plan. This prospectus assumes that shareholders approved each Plan. If shareholders do not approve the Plan, the current fee structure will remain in effect.

*** Includes a fixed rate administrative fee of 0.325%, 0.375% and 0.200% for Class A, Class B and Class C shares, respectively.

Information in the table has been restated to reflect a new fixed rate administrative fee.

Based on the figures above, this example is designed to help you compare the expenses of each share class to those of other mutual funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example               1 Year          3 Years         5 Years        10 Years
--------------------------------------------------------------------------------

Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares          $561            $796          $1,049          $1,774
--------------------------------------------------------------------------------
Class B shares           597             909           1,247           1,866
--------------------------------------------------------------------------------
Class C shares           279             554             954           2,073
--------------------------------------------------------------------------------

Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares          $561            $796          $1,049          $1,774
--------------------------------------------------------------------------------
Class B shares           197             609           1,047           1,866
--------------------------------------------------------------------------------
Class C shares           179             554             954           2,073
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 Class A     Class B     Class C

                                 ticker symbol     KUSAX       KUSBX       KUSCX
                                   fund number     018         218         318

  Scudder U.S. Government Securities Fund
  formerly Kemper U.S. Government Securities Fund
--------------------------------------------------------------------------------

             The Fund's Main Investment Strategy

             The fund seeks high current income, liquidity and security of principal. The fund invests principally in U.S. government securities of any maturity, focusing on Ginnie Maes. The fund may invest in other mortgage-backed securities issued by government issuers and other U.S. government securities including U.S. Treasuries and other securities issued by the U.S. government, its agencies or instrumentalities.

             In deciding which types of securities to buy and sell, the portfolio managers first consider the relative attractiveness of Treasuries compared to other U.S. government and agency securities and determine allocations for each. Their decisions are generally based on a number of factors, including interest rate outlooks and changes in supply and demand within the bond market.

             In choosing individual bonds, the managers review each bond's fundamentals, compare the yields of shorter maturity bonds to those of longer maturity bonds and use technical analysis to project prepayment rates and other factors that could affect a bond's attractiveness.

             The managers may adjust the duration (a measure of sensitivity to interest rate movements) of the fund's portfolio, depending on their outlook for interest rates.

--------------------------------------------------------------------------------
CREDIT QUALITY POLICIES This fund normally invests all of its assets in securities issued by the U.S. government, its agencies or instrumentalities. These securities are generally considered to be among the very highest quality securities.

             The Main Risks of Investing in the Fund

             There are several factors that could reduce the yield you get from the fund, cause you to lose money or make the fund perform less well than other investments.

             As with most bond funds, one of the most important factors is market interest rates. A rise in interest rates generally means a fall in bond prices -- and, in turn, a fall in the value of your investment. An increase in the portfolio's duration could make the fund more sensitive to this risk.

             Some securities issued by U.S. government agencies or instrumentalities are supported only by the credit of that agency or instrumentality, while other securities have an additional line of credit with the U.S. Treasury. There is no guarantee that the U.S. government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest. The full faith and credit guarantee of the U.S. government doesn't protect the fund against market-driven declines in the prices or yields of these securities, nor does it apply to shares of the fund itself.

             Mortgage-backed securities carry additional risks and may be more volatile than many other types of debt securities. Any unexpected behavior in interest rates could hurt the performance of these securities. For example, a large fall in interest rates could cause these securities to be paid off earlier than expected, causing the fund to reinvest the money at a lower rate. In addition, if interest rates rise or stay high, these securities could be paid off later than expected, causing the fund to endure low yields. The result for the fund could be an increase in the volatility of its share price and yield.

             Other factors that could affect performance include:

             o the managers could be wrong in their analysis of economic trends, issuers, industries or other matters

             o at times, market conditions might make it hard to value some investments or to get an attractive price for them

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

This fund is designed for investors interested in a fund that searches for attractive yields generated by U.S. government securities.

The Fund's Performance History

While a fund's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know. The bar chart shows how fund performance has varied from year to year, which may give some idea of risk. The table shows how fund performance compares with a broad-based market index (which, unlike the fund, does not have any fees or expenses). The performance of both the fund and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B and C shares is May 31, 1994. Performance figures before that date are based on the historical performance of the fund's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B or Class C and the current applicable sales charge of Class B.

Scudder U.S. Government Securities Fund
--------------------------------------------------------------------------------
Annual Total Returns (%) as of 12/31 each year                      Class A
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

1990            9.68
1991           17.25
1992            4.61
1993            6.31
1994           -3.06
1995           18.37
1996            2.83
1997            9.03
1998            7.03
1999            0.30


2000 Total Return as of September 30: 6.48%
Best Quarter: 6.65%, Q4 1990              Worst Quarter -2.45%, Q1 1994



--------------------------------------------------------------------------------
Average Annual Total Returns (%) as of 12/31/1999
--------------------------------------------------------------------------------

                        1 Year        5 Years       10 Years    Since Inception*
--------------------------------------------------------------------------------
Class A                 -4.17           6.35          6.55            8.44
--------------------------------------------------------------------------------
Class B                 -3.40           6.22          6.03            7.65
--------------------------------------------------------------------------------
Class C                 -0.51           6.40          6.13            7.76
--------------------------------------------------------------------------------
Index                    1.99           8.03          7.92             N/A
--------------------------------------------------------------------------------

Index: Salomon Brothers 30-Year GNMA Index, an unmanaged index that measures the total return of GNMA 30-year pass throughs of single family and graduated payment mortgages.

* Since 10/1/1979. The Index was not in existence on the fund's inception date.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

--------------------------------------------------------------------------------
Fee Table                                       Class A     Class B   Class C
--------------------------------------------------------------------------------
Shareholder Fees, paid directly from your investment
--------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed On            4.50%       None       None
Purchases (% of offering price)
--------------------------------------------------------------------------------
Maximum Contingent Deferred Sales Charge           None*      4.00%     1.00%
(Load) (% of redemption proceeds)
--------------------------------------------------------------------------------

Annual Operating Expenses, deducted from fund assets
--------------------------------------------------------------------------------
Management Fee                                    0.41%       0.41%     0.41%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee**                 0.22        1.00      1.00
--------------------------------------------------------------------------------
Other Expenses***                                  0.20        0.25      0.18
--------------------------------------------------------------------------------
Total Annual Operating Expenses                    0.83        1.66      1.59
--------------------------------------------------------------------------------

* The redemption of shares purchased at net asset value under the Large Order NAV Purchase Privilege (see "Policies You Should Know About -- Policies about transactions") may be subject to a contingent deferred sales charge of 1.00% if redeemed within one year of purchase and 0.50% if redeemed during the second year following purchase.

** Pending shareholder approval, each class's current shareholder services fee previously included under "Other Expenses" will be authorized for payment under a Rule 12b-1 Plan. This prospectus assumes that shareholders approved each Plan. If shareholders do not approve the Plan, the current fee structure will remain in effect.

*** Includes a fixed rate administrative fee of 0.200%, 0.250% and 0.175% for Class A, Class B and Class C shares, respectively.

Information in the table has been restated to reflect a new fixed rate administrative fee.

Based on the figures above, this example is designed to help you compare the expenses of each share class to those of other mutual funds. The example assumes operating expenses remain the same and that you invested $10,000, earned 5% annual returns and reinvested all dividends and distributions. This is only an example; actual expenses will be different.

--------------------------------------------------------------------------------
Example               1 Year          3 Years         5 Years        10 Years
--------------------------------------------------------------------------------
Expenses, assuming you sold your shares at the end of each period
--------------------------------------------------------------------------------
Class A shares          $531            $703            $890          $1,429
--------------------------------------------------------------------------------
Class B shares           569             823           1,102           1,540
--------------------------------------------------------------------------------
Class C shares           262             502             866           1,889
--------------------------------------------------------------------------------
Expenses, assuming you kept your shares
--------------------------------------------------------------------------------
Class A shares          $531            $703            $890          $1,429
--------------------------------------------------------------------------------
Class B shares           169             523             902           1,540
--------------------------------------------------------------------------------
Class C shares           162             502             866           1,889
--------------------------------------------------------------------------------

Other Policies and Risks


             While the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

             o Although major changes tend to be infrequent, a fund's Board could change that fund's investment goal without seeking shareholder approval.

             o Scudder U.S. Government Securities Fund may trade securities more actively, which could mean higher expenses (thus lowering return) and higher taxable distributions.

             o As a temporary defensive measure, each fund could shift up to 100% of its assets into investments such as money market securities. This could prevent losses, but would mean that the funds were not pursuing their goals.

             o The advisor establishes a security's credit quality when it buys the security, using independent ratings or, for unrated securities, its own credit determination. When ratings don't agree, a fund may use the higher rating. If a security's credit quality falls, the advisor will determine whether selling it would be in the shareholders' best interests.

             o Although the managers are permitted to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities), the managers do not intend to use them as principal investments. With derivatives, there is a risk that they could produce disproportionate losses.

             Euro conversion

             Funds that invest in foreign securities could be affected by accounting differences, changes in tax treatment or other issues related to the conversion of certain European currencies into the euro, which is already well underway. The advisor is working to address euro-related issues as they occur and understands that other key service providers are taking similar steps. Still, there's some risk that this problem could materially affect a fund's operation (including its ability to calculate net asset value and to handle purchases and redemptions), its investments or securities markets in general.

             For more information

             This prospectus doesn't tell you about every policy or risk of investing in a fund. If you want more information on a fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover tells you how to do this).

             Keep in mind that there is no assurance that any mutual fund will achieve its goal.

Who Manages and Oversees the Funds

             The investment advisor

             The funds' investment advisor is Zurich Scudder Investments, Inc., 345 Park Avenue, New York, NY. The advisor has more than 80 years of experience managing mutual funds, and currently has more than $370 billion in assets under management.

             The advisor's asset management teams include investment professionals, economists, research analysts, traders and other investment specialists, located in offices across the United States and around the world.

             The advisor receives a management fee from each fund. Below are the actual rates paid by each fund for the 12 months through the most recent fiscal year end, as a percentage of average daily net assets:

             Fund Name                                              Fee Paid
             -------------------------------------------------------------------
             Scudder High Yield Fund                                0.53%
             -------------------------------------------------------------------
             Scudder Strategic Income Fund                          0.56%
             -------------------------------------------------------------------
             Scudder U.S. Government Securities Fund                0.42%
             -------------------------------------------------------------------

The portfolio managers

The following people handle the day-to-day management of the funds.

Scudder High Yield Fund
  Harry E. Resis, Jr.
  Lead Portfolio Manager

    o Began investment career in 1968
    o Joined the advisor in 1988
    o Joined the fund team in 1992

  Daniel J. Doyle
    o Began investment career in 1984
    o Joined the advisor in 1986
    o Joined the fund team in 1999
    o Joined the advisor in 1989
    o Joined the fund team in 1998

Scudder Strategic Income Fund
  J. Patrick Beimford
  Co-lead Portfolio Manager
    o Began investment career in 1976
    o Joined the advisor in 1976
    o Joined the fund team in 1996
  Jan C. Faller
  Co-lead Portfolio Manager
    o Began investment career in1968
    o Joined the advisor in 1999
    o Joined the fund team in 2000

Scudder U.S. Government Securities Fund
  Richard L. Vandenberg
  Lead Portfolio Manager
    o Began investment career in 1973
    o Joined the advisor in 1996
    o Joined the fund team in 1996

  Scott E. Dolan
    o Began investment career in 1989
    o Joined the advisor in 1989
    o Joined the fund team in 1998

Financial Highlights

These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with each fund's financial statements, is included in that fund's annual report (see "Shareholder reports" on the back cover).

Scudder High Yield Fund -- Class A

--------------------------------------------------------------------------------
Year ended September 30,             2000      1999      1998     1997     1996
--------------------------------------------------------------------------------
Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning
of period                           $7.23     $7.68     $8.50    $8.23    $8.01
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment income               .77(a)    .78(a)    .76(a)   .76      .76
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                       (.89)     (.46)     (.81)     .31      .23
--------------------------------------------------------------------------------
  Total from investment operations   (.12)      .32      (.05)    1.07      .99
--------------------------------------------------------------------------------
  Less distributions from:

  Net investment income              (.77)     (.77)     (.77)    (.80)    (.77)
--------------------------------------------------------------------------------
  Total distributions                (.77)     (.77)     (.77)    (.80)    (.77)
--------------------------------------------------------------------------------
Net asset value, end of period      $6.34     $7.23     $7.68    $8.50    $8.23
--------------------------------------------------------------------------------
Total return (%)                    (1.88)     4.11      (.95)   13.69    13.00
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)                        2,277     2,945     3,304    3,463    2,909
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                        .93       .96       .89      .88      .88
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                        .92       .96       .89      .88      .88
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                          11.10     10.15      9.09     9.18     9.45
--------------------------------------------------------------------------------
Portfolio turnover rate (%)            52        67        92       91      102
--------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) Total return does not reflect the effect of sales charges.

Scudder High Yield Fund -- Class B

--------------------------------------------------------------------------------
Year ended September 30,            2000      1999      1998      1997     1996
--------------------------------------------------------------------------------

Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning
of period                           $7.22    $7.67     $8.49     $8.22    $8.00
--------------------------------------------------------------------------------
Income from investment
operations:

  Net investment income               .71(a)   .71(a)    .68(a)    .69      .69
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                       (.88)    (.45)     (.80)      .31      .23
--------------------------------------------------------------------------------
  Total from investment
  operations                         (.17)     .26      (.12)     1.00      .92
--------------------------------------------------------------------------------
  Less distributions from:

  Net investment income              (.72)    (.71)     (.70)     (.73)    (.70)
--------------------------------------------------------------------------------
Total distributions                  (.72)    (.71)     (.70)     (.73)    (.70)
--------------------------------------------------------------------------------
Net asset value, end of period      $6.33    $7.22     $7.67     $8.49    $8.22
--------------------------------------------------------------------------------
Total return (%) (b)                (2.68)    3.26     (1.82)    12.72    12.02
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)                          792    1,145     1,292     1,317    1,099
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                       1.78     1.78      1.76      1.76     1.77
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                       1.77     1.78      1.76      1.76     1.77
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                          10.24     9.33      8.22      8.30     8.56
--------------------------------------------------------------------------------
Portfolio turnover rate (%)            52       67        92        91      102
--------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) Total return does not reflect the effect of sales charges.

Scudder High Yield Fund -- Class C

--------------------------------------------------------------------------------
Year ended September 30,              2000      1999     1998     1997     1996
--------------------------------------------------------------------------------
Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning
of period                            $7.24     $7.69    $8.52     $8.24   $8.02
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment income                .72(a)    .72(a)   .69(a)    .70     .69
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                        (.89)     (.46)    (.82)      .31     .23
--------------------------------------------------------------------------------
  Total from investment operations    (.17)      .26     (.13)     1.01     .92
--------------------------------------------------------------------------------
  Less distributions from:

  Net investment income               (.72)     (.71)    (.70)      .73     .70
--------------------------------------------------------------------------------
Total distributions                   (.72)     (.71)    (.70)    12.72   12.02
--------------------------------------------------------------------------------
Net asset value, end of period       $6.35     $7.24    $7.69     $8.52   $8.24
--------------------------------------------------------------------------------
Total return (%) (b)                 (2.66)     3.30    (1.89)    12.88   12.06
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)                           124       176      171       125      58
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                        1.77      1.73     1.71      1.71    1.71
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                        1.76      1.73     1.71      1.71    1.71
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                           10.25      9.38     8.27      8.35    8.62
--------------------------------------------------------------------------------
Portfolio turnover rate (%)             52        67       92        91     102
--------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) Total return does not reflect the effect of sales charges.

Scudder Strategic Income Fund -- Class A

--------------------------------------------------------------------------------
Year ended October 31,                2000     1999      1998     1997     1996
--------------------------------------------------------------------------------
Net asset value, beginning of
period                                $5.26    $5.60    $5.96     $5.99   $5.98
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment income                 .48(a)   .49(a)   .44(a)    .46     .46
--------------------------------------------------------------------------------
  Net realized and unrealized gain
  (loss) on investment transactions    (.72)    (.35)    (.35)      .01     .12
--------------------------------------------------------------------------------
  Total from investment operations     (.24)     .14      .09       .47     .58
--------------------------------------------------------------------------------
  Less distributions from:
--------------------------------------------------------------------------------
  Net investment income                (.34)    (.48)    (.45)     (.50)   (.57)
--------------------------------------------------------------------------------
  Tax return of capital                (.11)      --       --        --      --
--------------------------------------------------------------------------------
  Total distributions                  (.45)    (.48)    (.45)     (.50)   (.57)
--------------------------------------------------------------------------------
Net asset value, end of period        $4.57    $5.26    $5.60     $5.96   $5.99
--------------------------------------------------------------------------------
Total return (%) (b)                  (4.91)    2.43     1.28      8.13   10.27
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period ($
millions)                               359      492      550       549     510
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                         1.10     1.11     1.04      1.03    1.03
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                         1.09     1.10     1.04      1.03    1.03
--------------------------------------------------------------------------------
Ratio of net investment income (%)     9.55     8.80     7.36      7.68    7.72
--------------------------------------------------------------------------------
Portfolio turnover rate (%)              37       92      751       347     310
--------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) Total return does not reflect the effect of sales charges.

Scudder Strategic Income Fund -- Class B


Year ended October 31,               2000      1999      1998     1997     1996
--------------------------------------------------------------------------------
Net asset value, beginning of
period                              $5.26     $5.59     $5.96    $5.99    $5.98
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment income               .43(a)    .43(a)    .38(a)   .40      .41
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                       (.72)     (.34)     (.36)     .01      .12
--------------------------------------------------------------------------------
  Total from investment operations   (.29)     (.09)      .02      .41      .53
--------------------------------------------------------------------------------
  Less distributions from:

  Net investment income              (.30)     (.42)     (.39)    (.44)    (.52)
--------------------------------------------------------------------------------
  Tax return of capital              (.10)       --        --       --       --
--------------------------------------------------------------------------------
  Total distributions                (.40)     (.42)     (.39)    (.44)    (.52)
--------------------------------------------------------------------------------
Net asset value, end of period      $4.57     $5.26     $5.59    $5.96    $5.99
--------------------------------------------------------------------------------
Total return (%) (b)                (5.85)     1.57       .12     7.13     9.23
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period ($
millions)                             119       198       271      297      262
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                       2.11      2.06      2.01     1.98     1.96
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                       2.10      2.05      2.01     1.98     1.96
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                           8.50      7.85      6.39     6.73     6.79
--------------------------------------------------------------------------------
Portfolio turnover rate (%)            37        92       751      347      310
--------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) Total return does not reflect the effect of sales charges.

Scudder Strategic Income Fund -- Class C


--------------------------------------------------------------------------------
Year ended October 31,                2000     1999      1998     1997     1996
--------------------------------------------------------------------------------
Net asset value, beginning of
period                               $5.29    $5.62     $5.99    $6.01    $6.00
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment income                .45(a)   .45(a)    .39(a)   .42      .41
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                        (.72)    (.34)     (.36)     .01      .12
--------------------------------------------------------------------------------
  Total from investment operations    (.27)     .11       .03      .43      .53
--------------------------------------------------------------------------------
  Less distributions from:

  Net investment income               (.32)    (.44)     (.40)    (.45)    (.52)
--------------------------------------------------------------------------------
  Tax return of capital               (.10)      --        --       --       --
--------------------------------------------------------------------------------
  Total distributions                 (.42)    (.44)     (.40)    (.45)    (.52)
--------------------------------------------------------------------------------
Net asset value, end of period       $4.60    $5.29     $5.62    $5.99    $6.01
--------------------------------------------------------------------------------
Total return (%) (b)                 (5.51)    1.78      0.28     7.37     9.33
--------------------------------------------------------------------------------
Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period ($
millions)                               19       30        30       15        7
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                        1.76     1.87      1.84     1.85     1.86
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                        1.75     1.85      1.84     1.85     1.86
--------------------------------------------------------------------------------
Ratio of net investment income (%)    8.87     8.05      6.56     6.86     6.89
--------------------------------------------------------------------------------
Portfolio turnover rate (%)             37       92       751      347      310
--------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) Total return does not reflect the effect of sales charges.

Scudder U.S. Government Securities Fund-- Class A

--------------------------------------------------------------------------------
Year ended October 31,               2000      1999      1998     1997     1996
--------------------------------------------------------------------------------
Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning of
period                               $8.38    $8.86     $8.81    $8.74    $8.92
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment income                .54(a)   .53(a)    .58(a)   .64      .63
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                        (.02)    (.41)      .07      .06    (.17)
--------------------------------------------------------------------------------
  Total from investment operations     .52      .12       .65      .70      .46
--------------------------------------------------------------------------------
  Less distributions from:

  Net investment income               (.56)    (.60)     (.60)    (.63)    (.64)
--------------------------------------------------------------------------------
Total distributions                   (.56)    (.60)     (.60)    (.63)    (.64)
--------------------------------------------------------------------------------
Net asset value, end of period       $8.34    $8.38     $8.86    $8.81    $8.74
--------------------------------------------------------------------------------
Total return (%) (b)                  6.44     1.44      7.64     8.41     5.36
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period
($ in millions)                      2,414    2,807     3,286    3,550    4,080
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                         .80      .85       .80      .78      .77
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                         .79      .84       .80      .78      .77
--------------------------------------------------------------------------------
Ratio of net investment income (%)    6.58     6.22      6.50     7.34     7.17
--------------------------------------------------------------------------------
Portfolio turnover rate (%)            193      177       150      261      391
--------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) Total return does not reflect the effect of any sales charges.

Scudder U.S. Government Securities Fund-- Class B

--------------------------------------------------------------------------------
Year ended October 31,               2000      1999      1998     1997     1996
--------------------------------------------------------------------------------
Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning
of period                            $8.37    $8.85     $8.80    $8.73    $8.91
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment income                .47(a)   .45(a)    .49(a)   .56      .54
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                        (.03)    (.40)      .08      .06     (.17)
--------------------------------------------------------------------------------
  Total from investment operations     .44      .05       .57      .62      .37
--------------------------------------------------------------------------------
  Less distributions from:

  Net investment income               (.48)    (.53)     (.52)    (.55)    (.55)
--------------------------------------------------------------------------------
Total distributions                   (.48)    (.53)     (.52)    (.55)    (.55)
--------------------------------------------------------------------------------
Net asset value, end of period       $8.33    $8.37     $8.85    $8.80    $8.73
--------------------------------------------------------------------------------
Total return (%) (b)                  5.54      .54      6.67     7.40     4.36
--------------------------------------------------------------------------------

Ratios to average net assets and supplemental data
--------------------------------------------------------------------------------
Net assets, end of period
($ in millions)                        123      138       129       76       70
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                        1.70     1.76      1.71     1.73     1.73
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                        1.69     1.75      1.71     1.73     1.73
--------------------------------------------------------------------------------
Ratio of net investment income (%)    5.68     5.31      5.59     6.39     6.21
--------------------------------------------------------------------------------
Portfolio turnover rate (%)            193      177       150      261      391
--------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) Total return does not reflect the effect of any sales charges.

Scudder U.S. Government Securities Fund-- Class C

--------------------------------------------------------------------------------
Year ended October 31,               2000      1999      1998     1997     1996
--------------------------------------------------------------------------------
Per share operating performance
--------------------------------------------------------------------------------
Net asset value, beginning
of period                            $8.40    $8.87     $8.82    $8.75    $8.93
--------------------------------------------------------------------------------
Income from investment operations:

  Net investment income                .48(a)   .46(a)    .49(a)   .56      .55
--------------------------------------------------------------------------------
  Net realized and unrealized
  gain (loss) on investment
  transactions                        (.04)    (.40)      .08      .06     (.17)
--------------------------------------------------------------------------------
  Total from investment operations     .44      .06       .57      .62      .38
--------------------------------------------------------------------------------
  Less distributions from:

  Net investment income               (.49)    (.53)     (.52)    (.55)    (.56)
--------------------------------------------------------------------------------
Total distributions                   (.49)    (.53)     (.52)    (.55)    (.56)
--------------------------------------------------------------------------------
Net asset value, end of period       $8.35    $8.40     $8.87    $8.82    $8.75
--------------------------------------------------------------------------------
Total return (%) (b)                  5.50      .72      6.66     7.42     4.40
--------------------------------------------------------------------------------

Ratios to average net assets
--------------------------------------------------------------------------------
Net assets, end of period
($ in millions)                         36       35        24       10        8
--------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                        1.60     1.66      1.67     1.68     1.70
--------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                        1.59     1.66      1.67     1.68     1.70
--------------------------------------------------------------------------------
Ratio of net investment income
(loss) (%)                            5.79     5.40      5.63     6.44     6.24
--------------------------------------------------------------------------------
Portfolio turnover rate (%)            193      177       150      261      391
--------------------------------------------------------------------------------

(a) Based on monthly average shares outstanding during the period.

(b) Total return does not reflect the effect of any sales charges.

  How to Invest in the Funds

  The following pages tell you about many of the services, choices and benefits of being a shareholder. You'll also find information on how to check the status of your account using the method that's most convenient for you.

  You can find out more about the topics covered here by speaking with your financial representative or a representative of your workplace retirement plan or other investment provider.

Choosing a Share Class

Offered in this prospectus are three share classes for each fund. Each class has its own fees and expenses, offering you a choice of cost structures. Certain funds offer other classes of shares separately. Class A, Class B and Class C shares are intended for investors seeking the advice and assistance of a financial representative, who may receive compensation for those services through sales commissions, service fees and/or distribution fees.

Before you invest, take a moment to look over the characteristics of each share class, so that you can be sure to choose the class that's right for you. You may want to ask your financial representative to help you with this decision.

We describe each share class in detail on the following pages. But first, you may want to look at the table below, which gives you a brief comparison of the main features of each class.

--------------------------------------------------------------------------------
Classes and features                      Points to help you compare
--------------------------------------------------------------------------------
Class A

o Sales charges of up to 4.50%, charged   o Some investors may be able to reduce
  when you buy shares                       or eliminate their sales charges;
                                            see next page
o In most cases, no charges when you
  sell shares                             o Total annual operating expenses are
                                            lower than those for Class B or
o 0.25% service fee*                        Class C
--------------------------------------------------------------------------------
Class B

o No charges when you buy shares          o The deferred sales charge rate falls
                                            to zero six years after purchase
o Deferred sales charge declining from
  4.00%, charged when you sell shares     o Shares automatically convert to
  you bought within the last six years      Class A six years after purchase,
                                            which means lower annual expenses
o 1.00% distribution/service fee*           going forward
--------------------------------------------------------------------------------
Class C

o No charges when you buy shares          o The deferred sales charge rate is
                                            lower, but your shares never convert
o Deferred sales charge of 1.00%,           to Class A, so annual expenses
  charged when you sell shares you          remain higher
  bought within the last year

o 1.00% distribution/service fee*
--------------------------------------------------------------------------------

* Pending shareholder approval, each class's current shareholder services fee will be authorized for payment under a Rule 12b-1 Plan. This prospectus assumes that shareholders approved each Plan. If shareholders do not approve the Plan, the current fee structure will remain in effect.

             Class A shares

             Class A shares have a 12b-1 plan, under which a service fee of 0.25% is deducted from fund assets each year.

             Class A shares have a sales charge that varies with the amount you invest:
                                                             Sales charge as a
                                        Sales charge as a %   % of your net
             Your investment             of offering price      investment
             -------------------------------------------------------------------
             Up to $100,000                    4.50                  4.71
             -------------------------------------------------------------------
             $100,000-$249,999                 3.50                  3.63
             -------------------------------------------------------------------
             $250,000-$499,999                 2.60                  2.67
             -------------------------------------------------------------------
             $500,000-$999,999                 2.00                  2.04
             -------------------------------------------------------------------
             $1 million or more         See below and next page
             -------------------------------------------------------------------

             The offering price includes the sales charge.

             You may be able to lower your Class A sales charges if:

             o you plan to invest at least $100,000 over the next 24 months ("letter of intent")

             o the amount of shares you already own (including shares in certain other funds) plus the amount you're investing now is at least $100,000 ("cumulative discount")

             o you are investing a total of $100,000 or more in several funds at once ("combined purchases")

             The point of these three features is to let you count investments made at other times for purposes of calculating your present sales charge. Any time you can use the privileges to "move" your investment into a lower sales charge category in the table above, it's generally beneficial for you to do so. You can take advantage of these methods by filling in the appropriate sections of your application or by speaking with your financial representative.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

Class A shares may make sense for long-term investors, especially those who are eligible for reduced or eliminated sales charges.

             You may be able to buy Class A shares without sales charges when you are:

             o  reinvesting dividends or distributions

             o  investing through certain workplace retirement plans

             o participating in an investment advisory program under which you pay a fee to an investment advisor or other firm for portfolio management services

             There are a number of additional provisions that apply in order to be eligible for a sales charge waiver. The fund may waive the sales charges for investors in other situations as well. Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you are eligible.

             If you're investing $1 million or more, either as a lump sum or through one of the sales charge reduction features described on the previous page, you may be eligible to buy Class A shares without sales charges. However, you may be charged a contingent deferred sales charge (CDSC) of 1.00% on any shares you sell within the first year of owning them, and a similar charge of 0.50% on shares you sell within the second year of owning them. This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you're eligible.

             Class B shares

             With Class B shares, you pay no up-front sales charges to the fund. Class B shares have a 12b-1 plan, under which a distribution fee of 0.75% and a service fee of 0.25% are deducted from fund assets each year. This means the annual expenses for Class B shares are somewhat higher (and their performance correspondingly lower) compared to Class A shares. After six years, Class B shares automatically convert to Class A shares, which has the net effect of lowering the annual expenses from the seventh year on. However, unlike Class A shares, your entire investment goes to work immediately.

             Class B shares have a CDSC. This charge declines over the years you own shares, and disappears completely after six years of ownership. But for any shares you sell within those six years, you may be charged as follows:

             Year after you bought shares     CDSC on shares you sell
             -------------------------------------------------------------------
             First year                       4.00%
             -------------------------------------------------------------------
             Second or third year             3.00
             -------------------------------------------------------------------
             Fourth or fifth year             2.00
             -------------------------------------------------------------------
             Sixth year                       1.00
             -------------------------------------------------------------------
             Seventh year and later           None (automatic conversion to
                                              Class A)
             -------------------------------------------------------------------

             This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you're eligible.

             While Class B shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

Class B shares can be a logical choice for long-term investors who prefer to see all of their investment go to work right away, and can accept somewhat higher annual expenses.

             Class C shares

             Like Class B shares, Class C shares have no up-front sales charges and have a 12b-1 plan under which a distribution fee of 0.75% and a service fee of 0.25% are deducted from fund assets each year. Because of these fees, the annual expenses for Class C shares are similar to those of Class B shares, but higher than those for Class A shares (and the performance of Class C shares is correspondingly lower than that of Class A shares). However, unlike Class A shares, your entire investment goes to work immediately.

             Unlike Class B shares, Class C shares do NOT automatically convert to Class A after six years, so they continue to have higher annual expenses.

             Class C shares have a CDSC, but only on shares you sell within one year of buying them:

             Year after you bought shares        CDSC on shares you sell
             -------------------------------------------------------------------
             First year                          1.00%
             -------------------------------------------------------------------
             Second year and later               None
             -------------------------------------------------------------------

             This CDSC is waived under certain circumstances (see "Policies You Should Know About"). Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you're eligible.

             While Class C shares don't have any front-end sales charges, their higher annual expenses mean that over the years you could end up paying more than the equivalent of the maximum allowable front-end sales charge.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

Class C shares may appeal to investors who plan to sell shares within six years of buying them, or who aren't certain of their investment time horizon.

How to Buy Shares

Once you've chosen a share class, use these instructions to make investments.

--------------------------------------------------------------------------------
First investment                          Additional investments
--------------------------------------------------------------------------------
$1,000 or more for regular accounts       $50 or more for regular accounts

$500 or more for IRAs                     $50 or more for IRAs

                                          $50 or more with an Automatic
                                          Investment Plan
--------------------------------------------------------------------------------
Through a financial representative

o Contact your representative using the   o Contact your representative using
  method that's most convenient for you     the method that's most convenient
                                            for you
--------------------------------------------------------------------------------
By mail or express mail (see below)


o Fill out and sign an application        o Send a check made out to "Scudder
                                            Funds" and an investment slip to us
o Send it to us at the appropriate          at the appropriate address below
  address, along with an investment check
                                          o If you don't have an investment
                                            slip, simply include a letter with
                                            your name, account number, the full
                                            name of the fund and the share class
                                            and your investment instructions
--------------------------------------------------------------------------------
By wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
By phone

--                                        o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
With an automatic investment plan

--                                        o To set up regular investments from a
                                            bank checking account, call
                                            (800) 621-1048 (minimum $50)
--------------------------------------------------------------------------------
On the Internet

--                                        o Go to www.scudder.com and register

                                          o Follow the instructions for buying
                                            shares with money from your bank
                                            account
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

Regular mail:
Scudder Funds, PO Box 219151, Kansas City, MO 64121-9151

Express, registered or certified mail:
Scudder Investments Service Company, 811 Main Street, Kansas City, MO 64105-2005

Fax number: (800) 818-7526 (for exchanging and selling only)

How to Exchange or Sell Shares


Use these instructions to exchange or sell shares in your account.

--------------------------------------------------------------------------------
Exchanging into another fund              Selling shares
--------------------------------------------------------------------------------
$1,000 or more to open a new account      Some transactions, including most for
($500 for IRAs)                           over $100,000, can only be ordered in
                                          writing with a signature guarantee; if
$50 or more for exchanges between         you're in doubt, see page 38
existing accounts

--------------------------------------------------------------------------------
Through a financial representative

o Contact your representative by the      o Contact your representative by the
  method that's most convenient for you     method that's most convenient for yo
--------------------------------------------------------------------------------
By phone or wire

o Call (800) 621-1048 for instructions    o Call (800) 621-1048 for instructions
--------------------------------------------------------------------------------
By mail, express mail or fax
(see previous page)

Write a letter that includes:             Write a letter that includes:

o the fund, class and account number      o the fund, class and account number
  you're exchanging out of                  from which you want to sell shares

o the dollar amount or number of shares   o the dollar amount or number of
  you want to exchange                      shares you want to sell

o the name and class of the fund you      o your name(s), signature(s) and
  want to exchange into                     address, as they appear on your
                                            account
o your name(s), signature(s) and
  address, as they appear on your account o a daytime telephone number

o a daytime telephone number
--------------------------------------------------------------------------------
With an automatic exchange plan

o To set up regular exchanges from a     --
  fund account, call (800) 621-1048
--------------------------------------------------------------------------------
With an automatic withdrawal plan

--                                        o To set up regular cash payments from
                                            a fund account, call (800) 621-1048
--------------------------------------------------------------------------------
On the Internet

o Go to www.scudder.com and register     --

o Follow the instructions for making
  on-line exchanges
--------------------------------------------------------------------------------

Policies You Should Know About

             Along with the instructions on the previous pages, the policies below may affect you as a shareholder. Some of this information, such as the section on dividends and taxes, applies to all investors, including those investing through investment providers.

             If you are investing through an investment provider, check the materials you received from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

             In order to reduce the amount of mail you receive and to help reduce fund expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 621-1048.

             Policies about transactions

             Each fund is open for business each day the New York Stock Exchange is open. Each fund calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

             You can place an order to buy or sell shares at any time. Once your order is received by Scudder Investments Service Company, and they have determined that it is a "good order," it will be processed at the next share price calculated.

             Because orders placed through investment providers must be forwarded to Scudder Investments Service Company before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

             ScudderACCESS, the Scudder Automated Information Line, is available 24 hours a day by calling (800) 972-3060. You can use ScudderACCESS to get information on Scudder funds generally and on accounts held directly at Scudder. You can also use it to make exchanges and sell shares.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

The Scudder Web site can be a valuable resource for shareholders with Internet access. Go to www.scudder.com to get up-to-date information, review balances or even place orders for exchanges.

             QuickBuy/QuickSell lets you set up a link between a Scudder account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed, and there is a $50 minimum. To set up QuickBuy/QuickSell on a new account, see the account application; to add it to an existing account, call (800) 621-1048.

             Since many transactions may be initiated by telephone or electronically, it's important to understand that as long as we take reasonable steps to ensure that an order to purchase or redeem shares is genuine, such as recording calls or requesting personalized security codes or other information, we are not responsible for any losses that may occur. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

             When you ask us to send or receive a wire, please note that while we don't charge a fee to send or receive wires, it's possible that your bank may do so. Wire transactions are completed within 24 hours. The funds can only send wires of $1,000 or more and accept wires of $50 or more.

             Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject or limit purchase orders, for these or other reasons.

             When you want to sell more than $100,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

             A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokers, banks, savings institutions and credit unions. Note that you can't get a signature guarantee from a notary public.

             When you sell shares that have a CDSC, we calculate the CDSC as a percentage of what you paid for the shares or what you are selling them for -- whichever results in the lowest charge to you. In processing orders to sell shares, we turn to the shares with the lowest CDSC first. Exchanges from one fund into another fund do not affect CDSCs: for each investment you make, the date you first bought shares is the date we use to calculate a CDSC on that particular investment.

             There are certain cases in which you may be exempt from a CDSC. These include:

             o the death or disability of an account owner (including a joint owner)

             o  withdrawals made through a systematic withdrawal plan

             o  withdrawals related to certain retirement or benefit plans

             o redemptions for certain loan advances, hardship provisions or returns of excess contributions from retirement plans

             o for Class A shares purchased through the Large Order NAV Purchase Privilege, redemption of shares whose dealer of record at the time of the investment notifies Scudder Distributors that the dealer waives the applicable commission

             o for Class C shares, redemption of shares purchased through a dealer-sponsored asset allocation program maintained on an omnibus record-keeping system, provided the dealer of record has waived the advance of the first year distribution and service fees applicable to such shares and has agreed to receive such fees quarterly

             In each of these cases, there are a number of additional provisions that apply in order to be eligible for a CDSC waiver. Your financial representative or Scudder Investments Service Company can answer your questions and help you determine if you are eligible.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

If you ever have difficulty placing an order by phone or fax, you can always send us your order in writing.

             If you sell shares in a Scudder fund and then decide to invest with Scudder again within six months, you can take advantage of the "reinstatement feature." With this feature, you can put your money back into the same class of a Scudder fund at its current NAV and for purposes of sales charges it will be treated as if it had never left Scudder. You'll be reimbursed (in the form of fund shares) for any CDSC you paid when you sold. Future CDSC calculations will be based on your original investment date, rather than your reinstatement date. There is also an option that lets investors who sold Class B shares buy Class A shares with no sales charge, although they won't be reimbursed for any CDSC they paid. You can only use the reinstatement feature once for any given group of shares. To take advantage of this feature, contact Scudder Investments Service Company or your financial representative.

             Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 10 days) or when unusual circumstances prompt the SEC to allow further delays. Certain expedited redemption processes may also be delayed when you are selling recently purchased shares.

             How the funds calculate share price

             For each share class, the price at which you buy shares is as follows:

             Class A shares -- net asset value per share, or NAV, adjusted to allow for any applicable sales charges (see "Choosing A Share Class")

             Class B and Class C shares-- net asset value per share, or NAV

             To calculate NAV, each share class uses the following equation:


                   TOTAL ASSETS - TOTAL LIABILITIES
                  -----------------------------------  = NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING

             For each share class, the price at which you sell shares is also the NAV, although for Class B and Class C investors a CDSC may be taken out of the proceeds (see "Choosing A Share Class").

             We typically use market prices to value securities. However, when a market price isn't available, or when we have reason to believe it doesn't represent market realities, we may use fair value methods approved by a fund's Board. In such a case, the fund's value for a security is likely to be different from quoted market prices.

             To the extent that a fund invests in securities that are traded primarily in foreign markets, the value of their holdings could change at a time when you aren't able to buy or sell fund shares. This is because some foreign markets are open on days when the funds don't price their shares.

             Other rights we reserve

             You should be aware that we may do any of the following:

             o withhold 31% of your distributions as federal income tax if we have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

             o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

             o charge you $9 each calendar quarter if your account balance is below $1,000 for the entire quarter; this policy doesn't apply to most retirement accounts, if you have an automatic investment plan or in any case where a fall in share price created the low balance

             o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash

             o change, add or withdraw various services, fees and account policies (for example, we may change or terminate the exchange privilege at any time)

Understanding Distributions and Taxes

             By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

             Each fund has a regular schedule for paying out any earnings to shareholders:

             o  Income: declared and paid monthly

             o  Long-term capital gains: December, or otherwise as needed

             The funds may make additional distributions for tax purposes if necessary.

             You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares (at
             NAV) or all sent to you by check, have one type reinvested and the other sent to you by check or have them invested in a different fund. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested without sales charges. For retirement plans, reinvestment is the only option.

             Buying and selling fund shares will usually have tax consequences for you (except in an IRA or other tax-advantaged account). Your sales of shares may result in a capital gain or loss for you; whether long-term or short-term depends on how long you owned the shares. For tax purposes, an exchange is the same as a sale.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPHS.
--------------------------------------------------------------------------------

Because each shareholder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including any state and local tax consequences.

             The tax status of the fund earnings you receive, and your own fund transactions, generally depends on their type:

             Generally taxed at ordinary income rates
             -------------------------------------------------------------------
             o short-term capital gains from selling fund shares
             -------------------------------------------------------------------
             o taxable income dividends you receive from a fund
             -------------------------------------------------------------------
             o short-term capital gains distributions you receive from a fund
             -------------------------------------------------------------------

             Generally taxed at capital gains rates
             -------------------------------------------------------------------
             o long-term capital gains from selling fund shares
             -------------------------------------------------------------------
             o long-term capital gains distributions you receive from a fund
             -------------------------------------------------------------------

             Your fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

             If you invest right before a fund pays a dividend, you'll be getting some of your investment back as a taxable dividend. You can avoid this, if you want, by investing after the fund declares a dividend. In tax-advantaged retirement accounts you don't need to worry about this.

             Corporations may be able to take a dividends-received deduction for a portion of income dividends they receive.

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

         To Get More Information

         Shareholder reports -- These include commentary from each fund's management team about recent market conditions and the effects of a fund's strategies on its performance. They also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get the reports automatically. For more copies, call (800) 621-1048.

         Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

         If you'd like to ask for copies of these documents, please contact Scudder Investments or the SEC (see below). If you're a shareholder and have questions, please contact Scudder Investments. Materials you get from Scudder Investments are free; those from the SEC involve a copying fee. If you like, you can look over these materials at the SEC's Public Reference Room in Washington, DC or request them electronically at publicinfo@sec.gov.


         Scudder Investments                       SEC
         -----------------------------------------------------------------------
         222 South Riverside Plaza                 450 Fifth Street, N.W.
         Chicago, IL 60606-5808                    Washington, D.C. 20549-6009
         www.scudder.com                           www.sec.gov
         (800) 621-1048                            (202) 942-8090


         SEC File Numbers
         ----------------------------------------------------------------
         Scudder High Yield Fund                   811-2786
         Scudder Strategic Income Fund             811-2743
         Scudder U.S. Government Securities Fund   811-2719


         Distributor
         Scudder Distributors, Inc.
         222 South Riverside Plaza Chicago, IL 60606-5808 www.scudder.com e-mail info@scudder.com
         Tel (800) 621-1048

         SCUDDER
         INVESTMENTS


         A member of [LOGO] Zurich Scudder Investments